Average Annual Total Returns		12 Months Ended	44 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Morningstar US Market Total Return Index (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.09%	9.88%	[2]
Morningstar US Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.07%	10.45%	[2]
Applied Finance Valuation Large Cap ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.77%	11.73%	[2]
Performance Inception Date			Apr. 29, 2021
Applied Finance Valuation Large Cap ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.60%	7.33%	[2]
Applied Finance Valuation Large Cap ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.20%	9.20%	[2]

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the Morningstar® US Market Total Return Index (TR) is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Cap Index (TR), the Fund’s previous broad-based securities market index. The Morningstar® US Market Total Return Index (TR) is a rule-based, float-weighted index that tracks the performance of the U.S. stock market, targeting 97% of the investable universe. It includes a broad spectrum of large-, mid-, and small-cap stocks, providing a comprehensive measure of the U.S. equity market. The index is reconstituted semiannually and rebalanced quarterly to ensure it accurately reflects the market’s composition.
[2]	The Fund commenced operations on April 29, 2021.